Sources of finance	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Sources of finance
10. Sources of finance
The following table summarises the equity and debt financing of the Group, and changes during the year:

	Shares		Debt
	2021	2020	2021	2020
Analysis of changes in financing	£m	£m	£m	£m
Beginning of year	699.9	703.1	5,032.7	4,272.9
Ordinary shares issued	4.4	—	—	—
Share cancellations	(7.2)	(3.2)	—	—
Net (decrease)/increase in drawings on bank loans and corporate bonds	—	—	(397.1)	632.8
Amortisation of financing costs included in debt	—	—	8.1	7.5
Changes in fair value due to hedging arrangements	—	—	(2.5)	(1.4)
Other movements	—	—	(0.4)	(7.1)
Exchange adjustments	—	—	(199.1)	128.0
End of year	697.1	699.9	4,441.7	5,032.7
The table above excludes bank overdrafts which fall within cash and cash equivalents for the purposes of the consolidated cash flow statement. Other liabilities from financing activities including lease liabilities and derivatives used for hedging debts are disclosed in note 13 and note 26, respectively.

Shares
At 31 December 2021, the Company’s share base was entirely composed of ordinary equity share capital and share premium of £697.1 million (2020: £699.9 million), further details of which are disclosed in note 27.
Debt
US$ bonds The Group has in issue $750 million of 3.75% bonds due September 2024, $93 million of 5.125% bonds due September 2042 and $220 million of 5.625% bonds due November 2043.
Eurobonds The Group has in issue €750 million of 3.0% bonds due November 2023, €500 million of 1.375% bonds due March 2025, €750 million of 2.25% bonds due September 2026, €750 million of 2.375% bonds due May 2027, €600 million of 1.625% bonds due March 2030, and €250 million of Floating Rate Notes carrying a coupon of 3m EURIBOR +0.45% due March 2022.
Sterling bonds The Group has in issue £250 million of 3.750% bonds due May 2032 and £400 million of 2.875% bonds due September 2046.
Revolving Credit Facility The Group has a five-year Revolving Credit Facility of $2.5 billion due March 2026, signed in November 2021. The Group’s borrowings under these facilities, which are drawn down predominantly in pounds sterling, averaged nil in 2021 (2020: nil).
In May 2021, the Group’s subsidiary, WPP AUNZ, repaid in full its A$150 million Revolving Credit Facility due August 2021, and its A$270 million Revolving Credit Facility due August 2023. The Group’s borrowings under the Australian dollar facilities which were drawn down in Australian dollars and New Zealand dollars, averaged the equivalent of A$52 million in 2021 (2020: A$151 million).
The Group had available undrawn committed credit facilities of £1,847.5 million at 31 December 2021 (2020: £2,023.2 million).
Borrowings under the $2.5 billion Revolving Credit Facility are governed by certain financial covenants based on the results and financial position of the Group.
The $2.5 billion Revolving Credit Facility, due March 2026, includes terms which require the consent of the majority of the lenders if a proposed merger or consolidation of the Company would alter its legal personality or identity.
Commercial paper programmes
The Group operates commercial paper programmes using its Revolving Credit Facility as a backstop. The average US commercial paper outstanding in 2021 was nil (2020: $2 million). The average Euro commercial paper outstanding in 2021 was nil (2020: nil) inclusive of the effect of currency swaps. There was no US or Euro commercial paper outstanding at 31 December 2021.
The following table is an analysis of future anticipated cash flows in relation to the Group’s debt, on an undiscounted basis which, therefore, differs from the fair value and carrying value:

	2021	2020
	£m	£m
Within one year	(326.8)	(182.2)
Between one and two years	(745.4)	(725.6)
Between two and three years	(646.5)	(795.7)
Between three and four years	(492.8)	(649.1)
Between four and five years	(698.0)	(528.2)
Over five years	(2,546.3)	(3,387.1)
Debt financing (including interest) under the Revolving Credit Facility and in relation to unsecured loan notes	(5,455.8)	(6,267.9)
Short-term overdrafts – within one year	(342.3)	(8,562.0)
Future anticipated cash flows	(5,798.1)	(14,829.9)
Effect of discounting/financing rates	1,014.1	1,235.2
Debt financing	(4,784.0)	(13,594.7)
Analysis of fixed and floating rate debt by currency including the effect of cross-currency swaps:

2021		£m	Fixed rate[1]	Floating basis	Period (months)[1]
Currency
$	– fixed	1,231.8	4.18	n/a	72
£	– fixed	1,094.1	2.97	n/a	155
€	– fixed	1,976.0	2.04	n/a	69
	– floating	210.2	n/a	EURIBOR	3
Other		(70.4)	n/a	n/a	n/a
		4,441.7

2020		£m	Fixed rate[1]	Floating basis	Period (months)[1]
Currency
$	– fixed	1,585.1	4.06	n/a	70
£	– fixed	1,094.1	3.21	n/a	167
€	– fixed	2,104.6	2.20	n/a	79
	– floating	223.9	n/a	EURIBOR	15
Other		25.0	n/a	n/a	n/a
		5,032.7
Note
[1]Weighted average.
The following table is an analysis of future undiscounted anticipated cash flows in relation to the Group’s financial derivatives, which include interest rate swaps, forward contracts and other foreign exchange swaps assuming interest rates and foreign exchange rates as at 31 December:

	Financial liabilities		Financial assets
2021	Payable	Receivable	Payable	Receivable
	£m	£m	£m	£m
Within one year	185.8	173.7	581.1	582.5
Between one and two years	551.4	521.1	30.0	30.4
Between two and three years	11.6	6.0	—	—
Between three and four years	449.8	445.6	—	—
Between four and five years	—	—	—	—
Over five years	—	—	—	—
	1,198.6	1,146.4	611.1	612.9

	Financial liabilities		Financial assets
2020	Payable	Receivable	Payable	Receivable
	£m	£m	£m	£m
Within one year	201.7	195.4	102.3	98.2
Between one and two years	11.6	6.2	17.8	13.6
Between two and three years	41.9	35.7	449.2	461.2
Between three and four years	11.6	6.3	—	—
Between four and five years	449.8	466.3	—	—
Over five years	—	—	—	—
	716.6	709.9	569.3	573.0